Acquisition of Interest and Control - Additional Information (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands							12 Months Ended
		Dec. 26, 2024	Sep. 01, 2024	May 07, 2024	Sep. 01, 2023	Jul. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2024	Jun. 30, 2024	May 21, 2023
Acquisition of Interest and Control
Contingent consideration to be settled							R$ 42,186
Advance for future capital increase	[1]						500,000
Hidrovias do Brasil [member]
Acquisition of Interest and Control
Provisional goodwill on acquisition							R$ 775,044
Percentage of voting equity interests acquired				16.88%			41.94%
Percentage of voting equity interests held								4.99%
Number of shares acquired				128,369,488
Business combination, Share Price				R$ 3.98
Cia Ultragaz [member] | WTZ Participações S.A. [Member]
Acquisition of Interest and Control
Total consideration paid			R$ 104,490
Provisional goodwill on acquisition			52,038
Contingent consideration to be settled			R$ 40,878
Percentage of voting equity interests acquired			51.70%
Acquisition of ownership interest via capital contribution (as non-controlling interests)			R$ 49,490
Ultrapar Mobilidade Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Acquisition of Interest and Control
Total consideration paid					R$ 21,193
Provisional goodwill on acquisition					1,413				R$ 1,413
Contingent consideration to be settled					R$ 4,816
Percentage of voting equity interests acquired					60.00%
Acquisition of ownership interest via capital contribution (as non-controlling interests)					R$ 16,193
Ultracargo Logística S.A. [member] | Hidrovias do Brasil [member]
Acquisition of Interest and Control
Percentage of voting equity interests held								4.99%
Advance for future capital increase		R$ 500,000
Ultracargo Logística S.A. [member] | Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Acquisition of Interest and Control
Total consideration paid						R$ 210,096
Provisional goodwill on acquisition						117,306				R$ 117,306
Amount of purchase price upon purchase and sale agreement						R$ 237,500
Percentage of voting equity interests acquired						50.00%
Ultrapar Empreendimentos Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Acquisition of Interest and Control
Percentage of voting equity interests acquired											60.00%

[1]	Amounts refer to the advance for future capital increase made in December 2024 by subsidiary Ultrapar Logística Ltda. in Hidrovias do Brasil S.A.